Accounts Receivable	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
ACCOUNTS RECEIVABLE
3.	ACCOUNTS RECEIVABLE

A significant percentage of contract value is billed upon the delivery of the equipment to our customers. Accounts billed represent billed amounts. Unbilled amounts represent sales for which billings have not been presented to customers at year end.

Accounts receivable consisted of the following:

	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Amount billed	$18,373,552	$8,500,142	$10,521,420
Retainage, subsequent to completion of contracts and acceptance by the owners	128,843	1,247,243	3,262,453
Accounts receivable	18,502,395	9,747,385	13,752,541
Less: Allowance for doubtful accounts	(2,101,876)	(1,873,804)	(1,490,678)
Accounts receivables, net	$16,400,519	$7,873,580	$12,261,863

Retainage, with respect to accounts receivable, is the balance invoiced but not paid by customers pursuant to retainage provisions in long-term contracts due upon completion of the contracts and acceptance by the customer after an evaluation period to determine that the machine is operating in accordance with the sales contractual agreement. Retainage not invoiced, and prior to the completion of the customary evaluation period accorded to customer, is accounted for as costs and estimated earnings and billings.